Income Tax - Summary of Movements of Deferred Tax Assets and Deferred Tax Liabilities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in Profit or Loss	$ 1,692,905	$ 51,629	$ 1,296,257	$ (260,466)
Recognized in Other Comprehensive Income	(82,157)	(2,505)	(270,410)	161,609
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	6,395,595	195,047	6,341,772	5,369,010
Acquisitions through Business Combinations	153,821	4,691	893
Recognized in Profit or Loss	882,998	26,929	(65,243)	940,256
Recognized in Other Comprehensive Income	(62,170)	(1,896)	(4,844)	(208,482)
Exchange Differences	(194,873)	(5,943)	123,017	240,988
Balance at December 31	7,175,371	218,828	6,395,595	6,341,772
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	7,703,646	234,939	8,585,132	7,590,197
Acquisitions through Business Combinations	92,842	2,831	109,945
Recognized in Profit or Loss	(809,907)	(24,700)	(1,361,500)	1,200,722
Recognized in Other Comprehensive Income	19,987	609	265,566	(370,091)
Exchange Differences	(156,464)	(4,771)	104,503	164,304
Balance at December 31	6,850,104	208,908	7,703,646	8,585,132
Property, plant and equipment [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	266,164	8,117	148,428	90,977
Acquisitions through Business Combinations	123,696	3,772
Recognized in Profit or Loss	(36,352)	(1,108)	110,253	40,498
Exchange Differences	1,044	32	7,483	16,953
Balance at December 31	354,552	10,813	266,164	148,428
Property, plant and equipment [member] | Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	5,135,461	156,617	6,038,258	5,916,744
Acquisitions through Business Combinations	92,842	2,831	10,410
Recognized in Profit or Loss	(1,573,888)	(47,999)	(902,114)	63,813
Exchange Differences	71,505	2,181	(11,093)	57,701
Balance at December 31	3,725,920	113,630	5,135,461	6,038,258
Defined benefit obligation [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	819,307	24,986	862,434	1,188,153
Recognized in Profit or Loss	(149,680)	(4,565)	(68,968)	(123,878)
Recognized in Other Comprehensive Income	(62,170)	(1,896)	(4,844)	(208,482)
Exchange Differences	57,489	1,753	30,685	6,641
Balance at December 31	664,946	20,278	819,307	862,434
Defined benefit obligation [member] | Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	54,634	1,666
Recognized in Profit or Loss	(35,210)	(1,074)	27,031
Recognized in Other Comprehensive Income	14	0	(2,630)
Exchange Differences	(1,151)	(35)	30,233
Balance at December 31	18,287	557	54,634
Mandatorily at fair value through profit or loss [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	251,890	7,682	207,794	189,350
Recognized in Profit or Loss	(87,612)	(2,672)	43,792	18,192
Exchange Differences	(393)	(12)	304	252
Balance at December 31	163,885	4,998	251,890	207,794
Mandatorily at fair value through profit or loss [member] | Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	45,081	1,375	531,811	12,580
Recognized in Profit or Loss	823,904	25,127	(487,098)	519,142
Exchange Differences	(237)	(7)	368	89
Balance at December 31	868,748	26,495	45,081	531,811
Other temporary differences [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	4,182,316	127,549	3,769,504	2,870,714
Acquisitions through Business Combinations	16,067	490	893
Recognized in Profit or Loss	347,938	10,611	316,527	718,909
Exchange Differences	(233,039)	(7,107)	95,392	179,881
Balance at December 31	4,313,282	131,543	4,182,316	3,769,504
Other temporary differences [member] | Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	2,468,470	75,281	2,015,063	1,660,873
Acquisitions through Business Combinations		0	99,535
Recognized in Profit or Loss	(24,713)	(754)	681	617,767
Recognized in Other Comprehensive Income	19,973	609	268,196	(370,091)
Exchange Differences	(226,581)	(6,910)	84,995	106,514
Balance at December 31	2,237,149	68,226	2,468,470	2,015,063
Temporary differences [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	5,519,677	168,334	4,988,160	4,339,194
Acquisitions through Business Combinations	139,763	4,262	893
Recognized in Profit or Loss	74,294	2,266	401,604	653,721
Recognized in Other Comprehensive Income	(62,170)	(1,896)	(4,844)	(208,482)
Exchange Differences	(174,899)	(5,334)	133,864	203,727
Balance at December 31	5,496,665	167,632	5,519,677	4,988,160
Unused tax losses [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	555,297	16,935	495,485	638,782
Acquisitions through Business Combinations	14,058	429
Recognized in Profit or Loss	250,063	7,626	56,005	(166,121)
Exchange Differences	(74,040)	(2,258)	3,807	22,824
Balance at December 31	745,378	22,732	555,297	495,485
Unused tax credits [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	320,621	9,778	858,127	391,034
Recognized in Profit or Loss	558,641	17,037	(522,852)	452,656
Exchange Differences	54,066	1,649	(14,654)	14,437
Balance at December 31	$ 933,328	$ 28,464	$ 320,621	$ 858,127